Earnings per share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Basic earnings per share
Profit for the period	€ 22.4	€ 62.4
Weighted average Ordinary Shares and Founder Preferred Shares	178.4	175.5
Diluted earnings per share
Profit for the period	€ 22.4	€ 62.4
Weighted average Ordinary Shares and Founder Preferred Shares	178.4	175.5
Diluted earnings per share	€ 0.13	€ 0.36